Supplementary Data (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalized Costs
Proved	$ 1,114,785		$ 996,573	$ 702,141
Unproved	40,101		32,089	25,406
Less: accumulated depletion	(417,442)		(383,673)	(278,773)
Net capitalized costs for oil and natural gas properties	737,444		644,989	448,774
Costs Incurred for Oil and Natural Gas Producing Activities
Proved	17,989	$ 5,060	26,218	42,569	$ 18,059
Unproved	9,630	457	22,973	40,598
Development costs	98,606	60,901	256,664	103,918	99,188
Total costs incurred for oil and natural gas properties	$ 126,225	$ 66,418	$ 305,855	$ 187,085	$ 117,247